Condensed Parent Company Only Financial Statements: (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Condensed Statements of Income

	Years Ended December. 31,
	2012	2011
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$372	367

Net income	$372	367

HopFed [Member]
Summary of Condensed Balance Sheets

	2012		2011
Assets:
Cash and due from banks	$2,863		17,602
Investment in subsidiary	113,131		111,912
Prepaid expenses and other assets	707		841

Total assets	$116,701		130,355

Liabilities and equity
Liabilities
Unrealized loss on derivative	$1,126		1,297
Dividends payable - common	180		176
Interest payable	86		89
Subordinated debentures	10,310		10,310

Total liabilities	11,702		11,872

Equity:
Preferred stock	—		—
Common stock	79		79
Common stock warrants	556		556
Additional paid-in capital	76,288		75,967
Retained earnings	41,829		39,591
Treasury stock - preferred stock Treasury stock- common stock	(18,400 (5,076	) )	— (5,076)
Accumulated other comprehensive income	9,723		7,366

Total equity	104,999		118,483

Total liabilities and equity	$116,701		130,355

Summary of Condensed Statements of Income

	2012	2011	2010
Interest and dividend income:
Dividend income	$6,000	—	750
Income on agency securities	56	—	—

Total interest and dividend income	6,056	—	750

Interest expense	745	742	739
Non-interest expenses	584	423	448

Total expenses	1,329	1,165	1,187

Income (loss) before income taxes and equity in undistributed earnings of subsidiary	4,727	(1,165)	(437)
Income tax benefits	(367)	(316)	(342)

Income (loss) before equity in undistributed earnings of subsidiary	5,094	(849)	(95)
Equity in undistributed earnings of subsidiary	(1,025)	3,769	6,611

Net income	4,069	2,920	6,516
Preferred stock dividend and warrant accretion	(1,229)	(1,031)	(1,031)

Income available to common shareholders	$2,840	1,889	5,485

Summary of Condensed Statement of Cash Flows

	2012	2011	2010
Cash flows from operating activities
Net income	$4,069	2,920	6,516
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	1,025	(3,769)	(6,611)
Amortization of restricted stock	99	118	134
Increase (decrease) in:
Current income taxes payable	74	—	358
Accrued expenses	3	438	18

Net cash (used in) provided by operating activities:	5,270	(293)	415

Cash flows for investing activities:
Investment in subsidiary	—	—	(10,000)
Net cash used in investing activities	—	—	(10,000)

Cash flows from financing activities:
Proceeds from sale of treasury stock	—	—	1,419
Proceeds from sale of common stock	—	—	28,952
Purchase of preferred stock - treasury	(18,400)	—	—
Dividends paid on preferred stock	(1,007)	(920)	(920)
Dividends paid on common stock	(602)	(1,909)	(2,272)

Net cash (used in) provided by financing activities	(20,009)	(2,829)	27,179

Net increase (decrease) in cash	(14,739)	(3,122)	17,594
Cash and due from banks at beginning of year	17,602	20,724	3,130

Cash and due from banks at end of year	$2,863	17,602	20,724